Shareholder Report, Holdings (Details)	Sep. 30, 2024
PGIM Jennison Small Company Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Small Company Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Small Company Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Small Company Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Small Company Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Small Company Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small Company Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Small Company Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class A | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class A | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class A | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class A | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class A | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund - Class A | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class A | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund - Class A | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison Small Company Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison Small Company Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Small Company Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Small Company Fund - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Small Company Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Small Company Fund - Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Small Company Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund - Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small Company Fund - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Small Company Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class C | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class C | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class C | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class C | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund - Class C | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund - Class C | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison Small Company Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison Small Company Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Small Company Fund - Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Small Company Fund - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Small Company Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Small Company Fund - Class R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Small Company Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund - Class R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small Company Fund - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Small Company Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund - Class R | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund - Class R | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison Small Company Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison Small Company Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Small Company Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Small Company Fund - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Small Company Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Small Company Fund - Class Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Small Company Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund - Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small Company Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Small Company Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class Z | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class Z | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class Z | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class Z | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund - Class Z | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund - Class Z | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison Small Company Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison Small Company Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Small Company Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Small Company Fund - Class R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Small Company Fund - Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Small Company Fund - Class R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Small Company Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund - Class R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small Company Fund - Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Small Company Fund - Class R2 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R2 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R2 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R2 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R2 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R2 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R2 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R2 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R2 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund - Class R2 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund - Class R2 | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison Small Company Fund - Class R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison Small Company Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Small Company Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Small Company Fund - Class R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Small Company Fund - Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Small Company Fund - Class R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Small Company Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund - Class R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small Company Fund - Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Small Company Fund - Class R4 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R4 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R4 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R4 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R4 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R4 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R4 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R4 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R4 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund - Class R4 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund - Class R4 | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison Small Company Fund - Class R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PGIM Jennison Small Company Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Small Company Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Small Company Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Small Company Fund - Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Small Company Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Small Company Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison Small Company Fund - Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Small Company Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Small Company Fund - Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Small Company Fund - Class R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Small Company Fund - Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison Small Company Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Small Company Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Small Company Fund - Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Small Company Fund - Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Small Company Fund - Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Small Company Fund - Class R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R6 | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Small Company Fund - Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Small Company Fund - Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Small Company Fund - Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Small Company Fund - Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Small Company Fund - Class R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Small Company Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Small Company Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R6 | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Small Company Fund - Class R6 | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Small Company Fund - Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Small Company Fund - Class R6 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Small Company Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
PGIM Jennison Small Company Fund - Class R6 | Total Before Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PGIM Jennison Small Company Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets